Common Shares (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Convertible Debenture [Member]
Number of Special Warrants
Allocated to common share	$ 619,691	$ 702,180
Allocated To Warrant	$ 166,561	$ 0
Number of common share issued	7,073,987	6,669,041
Number of warrant issued	7,073,987	6,669,041
December 31, 2023 [Member]
Number of Special Warrants
Allocated to common share	$ 844	$ 323,883
Allocated To Warrant	$ 149	$ 0
Number of common share issued	9,932	3,035,342
Number of warrant issued	9,932	3,035,342
April 30, 2024 [Member]
Number of Special Warrants
Allocated to common share		$ 31,607
Allocated To Warrant		$ 0
Number of common share issued		300,000
Number of warrant issued		300,000
March 28, 2024 [Member]
Number of Special Warrants
Allocated to common share	$ 259,984	$ 310,296
Allocated To Warrant	$ 68,477	$ 0
Number of common share issued	2,973,151	2,983,699
Number of warrant issued	2,973,151	2,983,699
February 29, 2024 [Member]
Number of Special Warrants
Allocated to common share		$ 36,394
Allocated To Warrant		$ 0
Number of warrant issued		350,000
Allocated common share issued		350,000
April 2, 2024 [Member]
Number of Special Warrants
Allocated to common share	$ 358,863
Allocated To Warrant	$ 97,935
Number of common share issued	4,090,904
Number of warrant issued	4,090,904